Item 1. Schedule of Investments:
--------------------------------

Putnam Fund for Growth and Income

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Fund for Growth and Income
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)


Common stocks (99.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.9%)
-----------------------------------------------------------------------------------------------------------
      5,414,692  Boeing Co. (The)                                                              $274,795,619
      3,733,874  Lockheed Martin Corp.                                                          197,857,983
        786,230  Northrop Grumman Corp. (S)                                                      41,355,698
      2,685,700  Raytheon Co. (S)                                                                90,105,235
        959,800  United Technologies Corp.                                                       89,741,300
                                                                                              -------------
                                                                                                693,855,835
Airlines (0.6%)
-----------------------------------------------------------------------------------------------------------
      7,119,430  Southwest Airlines Co. (S)                                                     103,018,152

Automotive (0.9%)
-----------------------------------------------------------------------------------------------------------
      4,003,300  Ford Motor Co. (S)                                                              58,928,576
        830,787  Lear Corp. (S)                                                                  45,801,287
      1,478,215  SPX Corp. (S)                                                                   60,532,904
                                                                                              -------------
                                                                                                165,262,767
Banking (9.5%)
-----------------------------------------------------------------------------------------------------------
      5,763,898  Bank of America Corp.                                                          489,988,969
      3,690,409  Bank of New York Co., Inc. (The)                                               106,025,451
        278,400  Commerce Bancorp, Inc.                                                          14,014,656
      2,253,400  Fifth Third Bancorp (S)                                                        111,227,824
        229,900  M&T Bank Corp. (S)                                                              21,433,577
      1,635,951  National City Corp. (S)                                                         59,712,212
        528,600  Northern Trust Corp.                                                            21,212,718
        548,555  Sovereign Bancorp, Inc. (S)                                                     11,942,042
      2,920,800  State Street Corp.                                                             125,039,448
        774,000  Synovus Financial Corp. (S)                                                     19,713,780
     11,687,560  U.S. Bancorp                                                                   330,757,948
      1,479,140  Wachovia Corp. (S)                                                              65,540,693
        976,200  Washington Mutual, Inc. (S)                                                     37,876,560
      4,935,443  Wells Fargo & Co.                                                              283,343,783
                                                                                              -------------
                                                                                              1,697,829,661
Beverage (1.7%)
-----------------------------------------------------------------------------------------------------------
      5,515,094  Coca-Cola Co. (The)                                                            241,892,023
      3,283,302  Coca-Cola Enterprises, Inc.                                                     66,979,361
                                                                                              -------------
                                                                                                308,871,384
Biotechnology (0.1%)
-----------------------------------------------------------------------------------------------------------
        367,100  Amgen, Inc. (NON)                                                               20,880,648

Building Materials (1.2%)
-----------------------------------------------------------------------------------------------------------
      6,113,900  Masco Corp. (S)                                                                184,884,336
        433,300  Vulcan Materials Co. (S)                                                        20,633,746
                                                                                              -------------
                                                                                                205,518,082
Cable Television (0.1%)
-----------------------------------------------------------------------------------------------------------
         95,407  Liberty Media International, Inc. Class
                 A (Rights) (NON) (S)                                                               573,396
        476,335  Liberty Media International, Inc. Class
                 A (NON) (S)                                                                     14,852,125
                                                                                              -------------
                                                                                                 15,425,521
Chemicals (3.2%)
-----------------------------------------------------------------------------------------------------------
        904,200  Avery Dennison Corp.                                                            54,767,394
      6,111,836  Dow Chemical Co. (The)                                                         243,801,138
      2,171,700  E.I. du Pont de Nemours & Co.                                                   93,100,779
      1,561,600  Hercules, Inc. (NON) (S)                                                        18,442,496
      1,777,824  PPG Industries, Inc. (S)                                                       104,802,725
      1,177,400  Rohm & Haas Co. (S)                                                             46,154,080
                                                                                              -------------
                                                                                                561,068,612
Coal (0.1%)
-----------------------------------------------------------------------------------------------------------
        299,400  Peabody Energy Corp. (S)                                                        16,820,292

Commercial and Consumer Services (0.3%)
-----------------------------------------------------------------------------------------------------------
      9,630,823  Service Corp. International (NON)                                               61,155,726

Computers (2.8%)
-----------------------------------------------------------------------------------------------------------
     17,876,930  Hewlett-Packard Co.                                                            360,220,140
        837,000  IBM Corp.                                                                       72,877,590
        249,300  Lexmark International, Inc. (NON)                                               22,063,050
      9,874,300  Sun Microsystems, Inc. (NON)                                                    39,003,485
                                                                                              -------------
                                                                                                494,164,265
Conglomerates (6.5%)
-----------------------------------------------------------------------------------------------------------
         35,453  Berkshire Hathaway, Inc. Class B (NON) (S)                                     102,600,982
     16,769,183  General Electric Co.                                                           557,575,335
      3,014,027  Honeywell International, Inc.                                                  113,357,555
        775,678  Textron, Inc. (S)                                                               47,549,061
     10,724,649  Tyco International, Ltd. (Bermuda) (S)                                         332,464,119
                                                                                              -------------
                                                                                              1,153,547,052
Consumer Finance (1.6%)
-----------------------------------------------------------------------------------------------------------
        565,000  Capital One Financial Corp.                                                     39,165,800
      1,424,500  Countrywide Financial Corp.                                                    102,706,450
      5,319,174  MBNA Corp.                                                                     131,330,406
      1,289,600  Providian Financial Corp. (NON) (S)                                             17,848,064
                                                                                              -------------
                                                                                                291,050,720
Consumer Goods (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,403,300  Colgate-Palmolive Co.                                                           74,655,560
        552,785  Fortune Brands, Inc.                                                            39,900,021
        980,700  Kimberly-Clark Corp.                                                            62,833,449
        326,533  Newell Rubbermaid, Inc. (S)                                                      7,053,113
      3,829,566  Procter & Gamble Co.                                                           199,711,867
                                                                                              -------------
                                                                                                384,154,010
Containers (0.2%)
-----------------------------------------------------------------------------------------------------------
        394,600  Ball Corp.                                                                      28,482,228
        657,400  Owens-Illinois, Inc. (NON) (S)                                                   9,663,780
                                                                                              -------------
                                                                                                 38,146,008
Electric Utilities (3.6%)
-----------------------------------------------------------------------------------------------------------
        446,700  Dominion Resources, Inc. (S)                                                    28,347,582
      1,157,900  Duke Energy Corp. (S)                                                           24,894,850
      4,801,517  Edison International (S)                                                       128,680,656
        860,316  Entergy Corp. (S)                                                               49,468,170
      3,695,702  Exelon Corp.                                                                   128,980,000
        450,000  FPL Group, Inc. (S)                                                             30,298,500
        317,200  Great Plains Energy, Inc. (S)                                                    9,100,468
      4,017,043  PG&E Corp. (NON) (S)                                                           114,646,407
      1,088,900  PPL Corp.                                                                       50,470,515
      1,270,379  Progress Energy, Inc. (S)                                                       53,533,771
      1,924,400  Sierra Pacific Resources (NON) (S)                                              15,818,568
                                                                                              -------------
                                                                                                634,239,487
Electrical Equipment (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,009,800  Emerson Electric Co.                                                            61,294,860
        883,834  Rockwell Automation, Inc. (S)                                                   33,064,230
                                                                                              -------------
                                                                                                 94,359,090
Electronics (1.4%)
-----------------------------------------------------------------------------------------------------------
      2,897,600  Intel Corp.                                                                     70,643,488
      2,986,700  Micron Technology, Inc. (NON)                                                   40,410,051
      6,369,700  Motorola, Inc.                                                                 101,469,321
      4,342,300  Solectron Corp. (NON) (S)                                                       23,882,650
        519,700  Vishay Intertechnology, Inc. (NON) (S)                                           8,055,350
                                                                                              -------------
                                                                                                244,460,860
Energy (0.7%)
-----------------------------------------------------------------------------------------------------------
        709,900  GlobalSantaFe Corp. (Cayman Islands)                                            19,451,260
      1,922,100  Halliburton Co.                                                                 61,026,675
      1,234,200  Transocean, Inc. (Cayman Islands) (NON)
                 (S)                                                                             35,051,280
        472,100  Varco International, Inc. (NON)                                                 11,410,657
                                                                                              -------------
                                                                                                126,939,872
Financial (7.6%)
-----------------------------------------------------------------------------------------------------------
     15,332,278  Citigroup, Inc.                                                                676,000,137
      5,561,101  Fannie Mae                                                                     394,615,727
      4,414,945  Freddie Mac                                                                    283,925,113
                                                                                              -------------
                                                                                              1,354,540,977
Food (1.4%)
-----------------------------------------------------------------------------------------------------------
        540,000  ConAgra Foods, Inc.                                                             14,040,000
      1,089,000  General Mills, Inc. (S)                                                         48,896,100
      1,878,754  H.J. Heinz Co. (S)                                                              69,307,235
        977,700  Kellogg Co. (S)                                                                 40,730,982
        457,552  Sara Lee Corp.                                                                  10,047,842
      2,979,100  Tyson Foods, Inc. Class A (S)                                                   56,781,646
                                                                                              -------------
                                                                                                239,803,805
Forest Products and Packaging (1.2%)
-----------------------------------------------------------------------------------------------------------
        499,500  Boise Cascade Corp.                                                             16,108,875
      1,410,000  International Paper Co.                                                         60,954,300
        677,600  Plum Creek Timber Company, Inc.                                                 21,263,088
      1,707,630  Smurfit-Stone Container Corp. (NON)                                             31,778,994
      1,359,067  Weyerhaeuser Co.                                                                84,262,154
                                                                                              -------------
                                                                                                214,367,411
Gaming & Lottery (0.4%)
-----------------------------------------------------------------------------------------------------------
        745,658  Harrah's Entertainment, Inc. (S)                                                34,665,640
        765,099  MGM Mirage, Inc. (NON) (S)                                                      33,779,121
                                                                                              -------------
                                                                                                 68,444,761
Health Care Services (2.1%)
-----------------------------------------------------------------------------------------------------------
        251,700  AmerisourceBergen Corp. (S)                                                     13,606,902
      2,136,589  Cardinal Health, Inc.                                                           95,078,211
      1,629,735  CIGNA Corp. (S)                                                                101,059,867
        325,977  Express Scripts, Inc. Class A (NON) (S)                                         21,384,091
        646,179  Health Net, Inc. (NON) (S)                                                      15,592,299
        147,600  Humana, Inc. (NON)                                                               2,673,036
      2,244,500  McKesson Corp. (S)                                                              72,205,565
        236,500  Medco Health Solutions, Inc. (NON)                                               7,165,950
        642,162  UnitedHealth Group, Inc. (S)                                                    40,391,990
                                                                                              -------------
                                                                                                369,157,911
Homebuilding (0.3%)
-----------------------------------------------------------------------------------------------------------
        257,300  Centex Corp.                                                                    10,914,666
        227,400  D.R. Horton, Inc.                                                                6,283,062
        926,000  Lennar Corp. (S)                                                                39,521,680
                                                                                              -------------
                                                                                                 56,719,408
Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
        806,607  Whirlpool Corp.                                                                 50,364,541

Industrial (0.3%)
-----------------------------------------------------------------------------------------------------------
        750,000  3M Co.                                                                          61,770,000

Insurance (5.4%)
-----------------------------------------------------------------------------------------------------------
      3,700,623  ACE, Ltd. (Bermuda)                                                            150,208,288
      1,283,700  Allstate Corp.                                                                  60,436,596
      6,408,977  American International Group, Inc.                                             452,794,225
        597,207  Fidelity National Financial, Inc.                                               21,648,754
        385,000  Hartford Financial Services Group, Inc. (The)                                   25,063,500
      1,025,500  Metlife, Inc. (S)                                                               36,579,585
        968,000  Old Republic International Corp. (S)                                            22,544,720
        114,710  Radian Group, Inc.                                                               5,278,954
      3,589,029  St. Paul Travelers Cos., Inc. (The) (S)                                        133,045,305
        807,100  XL Capital, Ltd. Class A (Bermuda) (S)                                          57,045,828
                                                                                              -------------
                                                                                                964,645,755
Investment Banking/Brokerage (3.8%)
-----------------------------------------------------------------------------------------------------------
        103,188  Goldman Sachs Group, Inc. (The)                                                  9,100,150
        251,100  Janus Capital Group, Inc. (S)                                                    3,329,586
      9,954,815  JPMorgan Chase & Co.                                                           371,613,244
      3,874,600  Merrill Lynch & Co., Inc.                                                      192,645,112
      1,804,535  Morgan Stanley Dean Witter & Co.                                                89,017,712
         56,291  Piper Jaffray Companies, Inc. (NON)                                              2,293,858
                                                                                              -------------
                                                                                                667,999,662
Leisure (0.2%)
-----------------------------------------------------------------------------------------------------------
        438,300  Harley-Davidson, Inc.                                                           26,241,021

Lodging/Tourism (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,431,600  Cendant Corp.                                                                   55,635,008
        799,800  Marriott International, Inc. Class A (S)                                        39,030,240
                                                                                              -------------
                                                                                                 94,665,248
Machinery (1.1%)
-----------------------------------------------------------------------------------------------------------
      2,114,963  Ingersoll-Rand Co. Class A (Bermuda)                                           145,276,808
        747,200  Parker-Hannifin Corp.                                                           42,874,336
                                                                                              -------------
                                                                                                188,151,144
Manufacturing (0.1%)
-----------------------------------------------------------------------------------------------------------
        577,100  Dover Corp. (S)                                                                 22,899,328

Media (2.3%)
-----------------------------------------------------------------------------------------------------------
      8,394,015  Liberty Media Corp. Class A (NON)                                               71,181,247
      9,143,400  Time Warner, Inc. (NON)                                                        152,237,610
      7,736,109  Walt Disney Co. (The)                                                          178,626,757
                                                                                              -------------
                                                                                                402,045,614
Medical Technology (--%)
-----------------------------------------------------------------------------------------------------------
        215,000  Baxter International, Inc.                                                       6,465,050

Metals (1.4%)
-----------------------------------------------------------------------------------------------------------
      7,326,600  Alcoa, Inc. (S)                                                                234,670,998
        651,808  Barrick Gold Corp. (Canada) (S)                                                 12,462,569
                                                                                              -------------
                                                                                                247,133,567
Natural Gas Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
        280,126  Sempra Energy (S)                                                               10,014,505
        687,800  Southern Union Co. (NON) (S)                                                    13,694,098
                                                                                              -------------
                                                                                                 23,708,603
Oil & Gas (7.1%)
-----------------------------------------------------------------------------------------------------------
        395,300  Amerada Hess Corp.                                                              32,948,255
      2,046,199  Chevron Texaco Corp.                                                           195,718,934
        390,000  ConocoPhillips                                                                  30,720,300
        419,232  Devon Energy Corp.                                                              29,132,432
     16,528,317  ExxonMobil Corp.                                                               765,261,080
      2,011,899  Marathon Oil Corp.                                                              75,788,235
        921,755  Noble Corp. (Cayman Islands) (NON)                                              35,690,354
        407,338  Occidental Petroleum Corp. (S)                                                  20,069,543
      1,786,127  Unocal Corp. (S)                                                                69,230,283
                                                                                              -------------
                                                                                              1,254,559,416
Pharmaceuticals (8.4%)
-----------------------------------------------------------------------------------------------------------
      5,962,334  Abbott Laboratories                                                            234,617,843
      3,585,696  Bristol-Myers Squibb Co.                                                        82,112,438
        892,896  Eli Lilly Co.                                                                   56,895,333
      5,278,900  Johnson & Johnson                                                              291,764,803
      4,270,142  King Pharmaceuticals, Inc. (NON) (S)                                            48,209,903
      3,219,145  Merck & Co., Inc.                                                              145,988,226
     16,593,615  Pfizer, Inc.                                                                   530,331,935
      2,903,832  Wyeth                                                                          102,795,653
                                                                                              -------------
                                                                                              1,492,716,134
Photography/Imaging (1.0%)
-----------------------------------------------------------------------------------------------------------
     12,816,682  Xerox Corp. (NON) (S)                                                          177,639,213

Publishing (0.1%)
-----------------------------------------------------------------------------------------------------------
        245,700  McGraw-Hill Companies, Inc. (The) (S)                                           18,442,242

Railroads (1.1%)
-----------------------------------------------------------------------------------------------------------
        627,500  Canadian National Railway Co. (Toronto
                 Exchange) (Canada)                                                              28,256,325
      1,060,600  Norfolk Southern Corp. (S)                                                      28,307,414
      2,474,301  Union Pacific Corp.                                                            139,402,118
                                                                                              -------------
                                                                                                195,965,857
Real Estate (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,552,542  Equity Office Properties Trust (R)                                              40,288,465

Regional Bells (2.8%)
-----------------------------------------------------------------------------------------------------------
      5,188,435  BellSouth Corp.                                                                140,554,704
      2,629,100  Qwest Communications International, Inc.
                 (NON) (S)                                                                       10,227,199
      2,749,700  SBC Communications, Inc.                                                        69,677,398
      7,321,500  Verizon Communications, Inc.                                                   282,170,610
                                                                                              -------------
                                                                                                502,629,911
Restaurants (1.5%)
-----------------------------------------------------------------------------------------------------------
        853,600  Darden Restaurants, Inc. (S)                                                    18,207,288
      8,912,700  McDonald's Corp.                                                               245,099,250
                                                                                              -------------
                                                                                                263,306,538
Retail (3.6%)
-----------------------------------------------------------------------------------------------------------
        278,996  AutoZone, Inc. (NON)                                                            21,538,491
        554,220  Federated Department Stores, Inc. (S)                                           26,558,222
      6,445,377  Home Depot, Inc. (The)                                                         217,338,112
      1,278,177  JC Penney Co., Inc. (Holding Co.) (S)                                           51,127,080
      2,766,900  Limited Brands                                                                  56,555,436
      2,262,477  Lowe's Cos., Inc.                                                              110,227,879
      3,586,428  Office Depot, Inc. (NON)                                                        58,817,419
      2,754,600  Rite Aid Corp. (NON)                                                            13,525,086
      1,675,239  Staples, Inc.                                                                   48,380,902
      1,650,000  TJX Cos., Inc. (The)                                                            38,725,500
                                                                                              -------------
                                                                                                642,794,127
Software (0.6%)
-----------------------------------------------------------------------------------------------------------
        962,077  Amdocs, Ltd. (Guernsey) (NON) (S)                                               20,877,071
      2,793,900  Microsoft Corp.                                                                 79,514,394
                                                                                              -------------
                                                                                                100,391,465
Technology Services (0.5%)
-----------------------------------------------------------------------------------------------------------
        685,000  Automatic Data Processing, Inc.                                                 28,756,300
        505,000  First Data Corp.                                                                22,528,050
        959,700  Fiserv, Inc. (NON)                                                              32,879,322
                                                                                              -------------
                                                                                                 84,163,672
Telecommunications (--%)
-----------------------------------------------------------------------------------------------------------
        319,273  AT&T Wireless Services, Inc. (NON)                                               4,610,302

Textiles (0.1%)
-----------------------------------------------------------------------------------------------------------
        585,000  Liz Claiborne, Inc. (S)                                                         21,171,150

Tobacco (1.9%)
-----------------------------------------------------------------------------------------------------------
      7,219,387  Altria Group, Inc.                                                             343,642,821

Toys (0.5%)
-----------------------------------------------------------------------------------------------------------
      5,539,020  Mattel, Inc. (S)                                                                97,043,630

Waste Management (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,088,300  Waste Management, Inc.                                                          30,624,762
                                                                                              -------------
                 Total Common stocks  (cost $14,973,250,623)                                $17,639,881,555

Convertible preferred stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                   Value
-----------------------------------------------------------------------------------------------------------
        769,400  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                            $40,970,550
        676,700  Xerox Corp. 144A $3.75 cv. pfd.                                                 52,613,425
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $73,882,105)                         $93,583,975

Short-term investments (2.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $339,295,815 Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23, 2004 (d)                                                           $339,173,939
     60,746,821  Putnam Prime Money Market Fund (e)                                              60,746,821
                                                                                              -------------
                 Total Short-term investments  (cost $399,920,760)                             $399,920,760
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $15,447,053,488) (b)                               $18,133,386,290
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $17,785,571,392.

  (b) The aggregate identified cost on a tax basis is $15,781,035,693, resulting in gross unrealized appreciation and depreciation of $3,083,208,351 and $730,857,754, respectively, or net unrealized appreciation of
      $2,352,350,597.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2004, the value of securities loaned amounted to $328,062,944.  The fund received cash collateral of $339,173,939 which is pooled with collateral of other Putnam funds into 29 issuers of high-grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC
      ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market
      Fund with respect to assets invested by the fund in Putnam Prime Money
      Market Fund. Income distributions earned by the fund totaled $53,404 for the period ended July 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock
      Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual
      Investor Website at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004